Share capital	3 Months Ended
Mar. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

	March 31, 2022	December 31, 2021
	£	£
Issued and fully paid share capital
121,403,014 (2021: 120,886,527) Ordinary shares of £0.0005 each	60,702	60,443
324,121 (2021: 324,121) Deferred shares of £0.01 each	3,241	3,241
	63,943	63,684

Shares authorised and issued (number)

	December 31, 2021	Exercise of share-based payment awards	March 31, 2022
Ordinary shares	120,886,527	516,487	121,403,014
Deferred shares	324,121	—	324,121
	121,210,648	516,487	121,727,135

A total of 516,487 shares were issued upon the exercise of RSUs during March 2022; see note 19 for further details.

Rights of share classes

Holders of ordinary shares are entitled to one vote per share at a show of hands meeting of the Company and one vote per share on a resolution on a poll taken at a meeting and on a written resolution. The deferred shares convey no voting rights to the shareholders.